UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act

File number 811-6027

KAVILCO INCORPORATED

(Exact name of registrant as specified in charter)

600 UNIVERSITY STREET, SUITE 3010

SEATTLE, WASHINGTON 98101-1129

(Address of principal executive offices) (Zip code)

Registrant’s telephone number, including area code: (206) 624-6166

Date of fiscal year end: December 31, 2014

Date of reporting period: July 1, 2014 - June 30, 2015

ITEM 1: PROXY VOTING RECORD

Description	Mgmt Rec.	Vote Cast	Sponsor
Issuer: Alliant Energy Corporation Ticker: LNT CUSSIP: 018802-108 Meeting Date: 5/7/2015 Record Date: 3/10/2015
Election of Directors	For, all directors	For, all directors	Mgmt
Proposal to approve the Alliant energy corporation amended and restated 2010 omnibus incentive plan for purposes of section 162(m) of the internal revenue code.	For	For	Mgmt
Ratification of appointment of independent auditors	For	For	Mgmt
Issuer: American Electric Power Company, Inc. Ticker: AEP CUSSIP: 025537-101 Meeting Date: 4/21/2015 Record Date: 2/23/2015
Election of Directors	For, all directors	For, all directors	Mgmt
Ratification of appointment of independent auditors	For	For	Mgmt
Advisory approval of the company’s executive compensation	For	For	Mgmt
Amendment to the restated certificate of incorporation to eliminate article 7	For	For	Mgmt
Amendment to the by-laws to eliminate the supermajority provisions	For	For	Mgmt
Shareholder proposal for proxy access	Against	Against	Shldr
Issuer: AT&T Inc. Ticker: T CUSSIP: 00206R-102 Meeting Date: 4/24/2015 Record Date: 2/25/2015
Election of Directors	For, all directors	For, all directors	Mgmt
Ratification of appointment of independent auditors	For	For	Mgmt
Advisory approval of executive compensation	For	For	Mgmt
Political spending report	Against	Against	Shldr
Lobbying report	Against	Against	Shldr
Special meetings	Against	Against	Shldr
Issuer: Atlas Pipeline Partners, L.P. (Special Meeting of Shareholders) Ticker: APL CUSSIP: 049392-103 Meeting Date: 2/20/2015 Record Date: 1/22/2015

Proposal to approve and adopt the agreement and plan of merger (the “APL Merger Agreement”), dated as of October 13, 2014, by and among Targa Resources Corp., Targa Resources Partners LP, Targa Resources GP LLC, Trident MLP Merger Sub LLC, Atlas Energy, LP., Atlas Pipeline Partners, L.P. and Atlas Pipeline Partners GP, LLC, and to approve the merger contemplated by the APL merger agreement.

	For	For	Mgmt

Proposal to approve, on an advisory (non-binding) basis, the compensation payments that will or may be paid by Atlas Pipeline Partners, L.P. to its named executive officers in connection with the merger.

	For	For	Mgmt
Issuer: Atmos Energy Corporation Ticker: ATO CUSSIP: 049560-105 Meeting Date: 02/4/2015 Record Date: 12/10/2014
Election of Directors	For, all directors	For, all directors	Mgmt
Ratify the appointment independent Auditors	For	For	Mgmt
Proposal for an advisory vote by shareholders to approve the compensation of the company’s named executive officers for fiscal 2014 (“say on pay”)	For	For	Mgmt
Issuer: Avalonbay Communities, Inc. Ticker: AVB CUSSIP: 053484-101 Meeting Date: 5/21/2015 Record Date: 3/6/2015
Election of Directors	For, all directors	For, all directors	Mgmt
Ratify the appointment independent Auditors	For	For	Mgmt

To adopt a resolution approving, on a non-binding advisory basis, the compensation paid to the company’s named executive officers, as disclosed pursuant to item 402 of regulation S-K, including the compensation discussion and analysis, compensation tables and narrative discussion set forth in the proxy statement

	For	For	Mgmt
To adopt a stockholder proposal, if properly presented at the meeting, that the Board of Directors adopt, and present for stockholder approval, a “Proxy Access” bylaw	Against	Against	Shldr
To adopt a stockholder proposal, if properly presented at the meeting, that the Board of Directors adopt a policy addressing the separation of the roles of CEO and Chairman	Against	Against	Shldr
Issuer: Avista Corp. Ticker: AVA CUSSIP: 05379B-107 Meeting Date: 5/7/2015 Record Date: 3/5/20145
Election of Directors	For, all directors	For, all directors	Mgmt
Amendment of the Company’s restated articles of incorporation to reduce certain shareholder approval requirements	For	For	Mgmt
Ratify the appointment independent auditors	For	For	Mgmt
Amendment of the company’s long-term incentive plan in order to increase the number of shares reserved for the issuance under the plan	For	For	Mgmt
Advisory (non-binding) vote on executive compensation	For	For	Mgmt
Issuer: Breitburn Energy Partners L.P. Ticker: BBEP CUSSIP: 106776-107 Meeting Date: 6/18/2015 Record Date: 4/24/2015
Election of Directors	For, all directors	For, all directors	Mgmt
Approval of the second amendment to the long-term incentive plan	For	For	Mgmt
Ratify the appointment independent auditors	For	For	Mgmt
Issuer: Bristol-Myers Squibb Company Ticker: BMY CUSSIP: 110122-108 Meeting Date: 5/05/2015 Record Date: 3/13/2015
Election of Directors	For, all directors	For, all directors	Mgmt
Advisory vote to approve the compensation of our named executive officers	For	For	Mgmt
Ratify the appointment of independent auditors	For	For	Mgmt
Approval of amendment to certificate of incorporation exclusive forum provision	For	For	Mgmt
Approval of amendment to certificate of incorporation - supermajority provisions - preferred stockholders	For	For	Mgmt
Shareholder action by written consent	Against	Against	Shldr
Issuer: Buckeye Partners, L.P. Ticker: BPL CUSSIP: 118230-101 Meeting Date: 6/2/2015 Record Date: 4/6/2015
Election of Directors	For, all directors	For, all directors	Mgmt
Ratify the appointment of independent auditors	For	For	Mgmt
Issuer: Caterpillar, Inc. Ticker: CAT CUSSIP: 149123-101 Meeting Date: 6/10/2015 Record Date: 4/13/2015
Election of Directors	For, all directors	For, all directors	Mgmt
Ratify the appointment independent auditors	For	For	Mgmt
Advisory vote regarding our executive compensation	For	For	Mgmt
Stockholder proposal - independent board chairman	Against	Against	Shldr
Stockholder proposal - stockholder right to act by written consent	Against	Against	Shldr
Stockholder proposal - review of global corporate standards	Against	Against	Shldr
Stockholder proposal - review of human rights policy	Against	Against	Shldr
Issuer: CenterPoint Energy, Inc. Ticker: CNP CUSSIP: 15189T-107 Meeting Date: 4/23/2015 Record Date: 2/23/2015
Election of Directors	For, all directors	For, all directors	Mgmt
Ratify the appointment independent auditors	For	For	Mgmt
Advisory vote regarding our executive compensation	For	For	Mgmt
Re-approval of the material terms of performance goals under the 2009 long-term incentive plan	For	For	Mgmt
Re-approval of the material terms of performance goals under the short-term incentive plan	For	For	Mgmt
Shareholder proposal regarding the preparation of an annual report on lobbying	Against	Against	Shldr
Issuer: CenturyLink, Inc. Ticker: CTL CUSSIP: 156700-106 Meeting Date: 5/20/2015 Record Date: 4/1/2015
Election of Directors	For, all directors	For, all directors	Mgmt
Ratify the appointment independent auditors	For	For	Mgmt
Advisory vote regarding our executive compensation	For	For	Mgmt
Shareholder proposal regarding equity retention	Against	Against	Shldr
Issuer: Chevron Corporation Ticker: CVX CUSSIP: 166764-100 Meeting Date: 5/27/2015 Record Date: 4/1/2015
Election of Directors	For, all directors	For, all directors	Mgmt
Ratify the appointment independent auditors	For	For	Mgmt
Advisory vote to approve named executive officer compensation	For	For	Mgmt
Cease using corporate funds for political purposes	Against	Against	Shldr
Adopt dividend policy	Against	Against	Shldr
Adopt targets to reduce GHG Emissions	Against	Against	Shldr
Report on shale energy operations	Against	Against	Shldr
Adopt proxy access bylaw	Against	Against	Shldr
Recommend Independent director with environmental expertise	Against	Against	Shldr
Set special meetings threshold at 10%	Against	Against	Shldr
Issuer: Consolidated Communications Hldgs, Inc. (2014 Special Meeting of Shareholders) Ticker: CNSL CUSSIP: 209034-107 Meeting Date: 10/8/2014 Record Date: 8/21/2014

Approval of the issuance of consolidated communications holdings, Inc. (“Consolidated”) common stock to Eventis Corporation (“Enventis”) shareholders in the merger contemplated by the agreement and plan of merger, dated as of June 29, 2014, by and among Consolidated, Eventis and Sky Merger Sub Inc.

	For	For	Mgmt
Approval to adjourn or postpone the special meeting, if necessary or appropriate, to solicit additional proxies	For	For	Mgmt
Issuer: Consolidated Communications Hldgs, Inc. Ticker: CNSL CUSSIP: 209034-107 Meeting Date: 5/4/2015 Record Date: 3/11/2015
Election of Directors	For, all directors	For, all directors	Mgmt
Ratify the appointment independent auditors	For	For	Mgmt
Approve certain provisions of the Consolidated Communications, Inc. 2005 long-term incentive plan	For	For	Mgmt
Issuer: Diamond Offshore Drilling, Inc. Ticker: DO CUSSIP: 25271C-102 Meeting Date: 5/19/2015 Record Date: 3/27/2015
Election of Directors	For, all directors	For, all directors	Mgmt
Ratify the appointment of independent auditors	For	For	Mgmt
To approve, on an advisory basis, executive compensation	For	For	Mgmt
Issuer: Digital Realty Trust, Inc. Ticker: DLR CUSSIP: 253868-103 Meeting Date: 5/11/2015 Record Date: 3/9/2015
Election of Directors	For, all directors	For, all directors	Mgmt
Ratify the appointment of independent auditors	For	For	Mgmt
To approve the Digital Realty Trust, Inc., 2015 employee stock purchase plan	For	For	Mgmt
To adopt a resolution to approve, on a non-binding advisory basis, the compensation of the company’s named executive officers, as more fully described in the accompanying proxy statement	For	For	Mgmt
Issuer: El Paso Pipeline Partners, L.P. (2014 Special Meeting of Shareholders) Ticker: 3EP1.F CUSSIP: 283702-108 Meeting Date: 11/20/2014 Record Date: 10/20/2014
To approve the EPB merger agreement	For	For	Mgmt
To approve the EPB adjournment proposal	For	For	Mgmt
Issuer: Eli Lilly and Company Ticker: LLY CUSSIP: 29364G-103 Meeting Date: 5/4/2015 Record Date: 2/27/2015
Election of Directors	For, all directors	For, all directors	Mgmt
Advisory vote to approve named executive officer compensation	For	For	Mgmt
Ratify the appointment of independent auditors	For	For	Mgmt
Issuer: Energy Transfer Partners, L.P. (2014 Special Meeting of Shareholders) Ticker: ETP CUSSIP: 29273R-109 Meeting Date: 11/202014 Record Date: 10/13/2014

Approval of the second amended and restated Energy Transfer Partners, LP 2008 long-term amended from time to time, the “LTIP”), which, among other things, provides for an increase in the maximum number of common units reserved and available for delivery with respect to awards under the LTIP to 10,000,000 common units (the “LTIP Proposal”)

	For	For	Mgmt

Approval of the adjournment of the special meeting to a later date or dates, if necessary or appropriate, to solicit additional proxies in the event there are not sufficient votes at the time of the special meeting to approve the LTIP Proposal

	For	For	Mgmt
Issuer: Entergy Corporation Ticker: ETR CUSSIP: 29364G-103 Meeting Date: 5/8/2015 Record Date: 3/10/2015
Election of Directors	For, all directors	For, all directors	Mgmt
Ratify the appointment of independent auditors	For	For	Mgmt
Advisory vote to approve named executive officer compensation	For	For	Mgmt
Approval of the Entergy Corporation amended and restated Executive Annual Incentive Plan.	For	For	Mgmt
Approval of the Entergy Corporation 2015 equity ownership plan	For	For	Mgmt
Shareholder proposal regarding including carbon emission reductions in incentive compensation	Against	Against	Shldr
Issuer: EPR Properties Ticker: EPR CUSSIP: 26884U-109 Meeting Date: 5/13/2015 Record Date: 3/11/2015
Election of Directors	For, all directors	For, all directors	Mgmt
Proposal to approve, on a non-binding advisory basis, the compensation of the company’s named executive officers as disclosed in these proxy materials	For	For	Mgmt
Ratify the appointment of independent auditors	For	For	Mgmt
Issuer: (NE Utilities dba) Eversource Energy Ticker: ES CUSSIP: 30040W-108 Meeting Date: 4/29/2015 Record Date: 3/2/2015
Election of Directors	For, all directors	For, all directors	Mgmt
To approve the proposed amendment to our declaration of trust to change the legal name of the company from Northeast Utilities to Eversource Energy	For	For	Mgmt
Ratify the appointment of independent auditors	For	For	Mgmt
Advisory vote to approve named executive officer compensation	For	For	Mgmt
Issuer: Exelon Corporation Ticker: EXC CUSSIP: 30161N-101 Meeting Date: 4/282015 Record Date: 3/10/2015
Election of Directors	For, all directors	For, all directors	Mgmt
Ratify the appointment of independent auditors	For	For	Mgmt
Advisory vote to approve named executive officer compensation	For	For	Mgmt
Approve performance measures in the 2011 long-term incentive plan	For	For	Mgmt
Management proposal regarding proxy access	For	For	Mgmt
Shareholder proposal regarding proxy access	Against	Against	Shldr
Issuer: Exxon Mobil Corporation Ticker: XOM CUSSIP: 30231G-102 Meeting Date: 5/27/2015 Record Date: 4/7/2015
Election of Directors	For, all directors	For, all directors	Mgmt
Ratify the appointment of independent auditors	For	For	Mgmt
Advisory vote to approve named executive officer compensation	For	For	Mgmt
Independent chairman	Against	Against	Shldr
Proxy access bylaw	Against	Against	Shldr
Climate expert on board	Against	Against	Shldr
Board quota for women	Against	Against	Shldr
Report on compensation for women	Against	Against	Shldr
Report on lobbying	Against	Against	Shldr
Greenhouse gas emissions goals	Against	Against	Shldr
Report on hydraulic fracturing	Against	Against	Shldr
Issuer: FirstEnergy Corp. Ticker: FE CUSSIP: 337932-107 Meeting Date: 5/19/2015 Record Date: 3/20/2015
Election of Directors	For, all directors	For, all directors	Mgmt
Ratify the appointment of independent auditors	For	For	Mgmt
Advisory vote to approve named executive officer compensation	For	For	Mgmt
Approve the FirstEnergy Corp. 2015 incentive compensation plan	For	For	Mgmt
Shareholder proposal: report on lobbying expenditures	Against	Against	Shldr
Shareholder proposal: report on carbon dioxide goals	Against	Against	Shldr
Shareholder proposal: simple majority vote	Against	Against	Shldr
Issuer: General Electric Company Ticker: GE CUSSIP: 369604-103 Meeting Date: 4/22/2015 Record Date: 2/23/2015
Election of Directors	For, all directors	For, all directors	Mgmt
To consider and vote upon an advisory proposal to approve executive compensation	For	For	Mgmt
Ratify the appointment independent auditors	For	For	Mgmt
Cumulative voting	Against	Against	Shldr
Written consent	Against	Against	Shldr
One director from ranks of retirees	Against	Against	Shldr
Holy Land principles	Against	Against	Shldr
Limit equity vesting upon change in control	Against	Against	Shldr
Issuer: Health Care Reit, Inc. Ticker: HCN CUSSIP: 42217K-106 Meeting Date: 5/7/2015 Record Date: 3/10/2015
Election of Directors	For, all directors	For, all directors	Mgmt
Ratify the appointment independent auditors	For	For	Mgmt
Approval of the compensation of the named executive officers as disclosed in the proxy statement pursuant to the compensation disclosure rules of the SEC	For	For	Mgmt
Issuer: Healthcare Realty Trust Incorporated Ticker: HR CUSSIP: 421946-104 Meeting Date: 5/12/2015 Record Date: 3/12/2015
Approval of the charter amendment to declassify the company’s board of directors	For	For	Mgmt
Election of Directors	For, all directors	For, all directors	Mgmt
Ratify the appointment independent auditors	For	For	Mgmt

Resolved, that the shareholders of Healthcare Realty Trust Incorporated approve, on a non-binding advisory basis, the compensation of the named executive officers as disclosed pursuant to item 402 of regulation S-K in the company’s proxy statement of the 2015 annual meeting of shareholders

	For	For	Mgmt
Approval of the Healthcare Realty Trust Incorporated 2015 stock incentive plan	For	For	Mgmt
Issuer: Hospitality Properties Trust (2015 Contested Annual Meeting of Shareholders) Ticker: HPT CUSSIP: 44106M-102 Meeting Date: 6/1/2015 Record Date: 1/21/2015
Election of Independent Trustee in group II	For	For	Mgmt
Election of Managing Trustee in group II	For	For	Mgmt
Approval of a proposal requiring shareholder ratification of any election by the company to be subject to the Maryland unsolicited takeovers act	For	For	Mgmt
Advisory vote to approve named executive officer compensation	For	For	Mgmt
Ratify the appointment independent auditors	For	For	Mgmt
Issuer: Hospitality Properties Trust (2015 Contested Annual Meeting of Shareholders) Ticker: HPT CUSSIP: 44106M-102 Meeting Date: 6/1/2015 Record Date: 1/21/2015
Election of Trustees	Against	For	Mgmt
To approve management’s proposal to allow management to opt-in to MUTA anti-takeover measures and wait up to 18 months before having a shareholder vote on such opt-in	Against	For	Mgmt
Advisory vote to approve named executive officer compensation	None	For	Mgmt
Ratify the appointment independent auditors	None	For	Mgmt
To approve shareholder proposal to opt-out of MUTA anti-takeover measures and require prior shareholder approval to opt back in	For	For	Shldr
Issuer: John Hancock Preferred Income Fund Ticker: JHS CUSSIP: 41013W-108 Meeting Date: 1/26/2015 Record Date: 11/17/2014
Election of Directors	For, all directors	For, all directors	Mgmt
Issuer: Kraft Foods Group, Inc. Ticker: KRFT CUSSIP: 50076Q-106 Meeting Date: 5/5/2015 Record Date: 3/3/2015
Election of Directors	For, all directors	For, all directors	Mgmt
Advisory vote to approve named executive officer compensation	For	For	Mgmt
Ratify the appointment independent auditors	For	For	Mgmt
Shareholder proposal: resolution related to egg-laying chickens	Against	Against	Shldr
Shareholder proposal: resolution related to deforestation reporting	Against	Against	Shldr
Shareholder proposal: resolution related to packaging reporting	Against	Against	Shldr
Shareholder proposal: resolution related to sustainability reporting	Against	Against	Shldr
Issuer: Kraft Foods Group, Inc. (2015 Special Meeting of Shareholders) Ticker: KRFT CUSSIP: 50076Q-106 Meeting Date: 7/1/2015 Record Date: 5/13/2015

A proposal to approve the agreement and plan of merger, dated as of March 24, 2016, among HJ Heinz Holding corporation, Kite Merger Sub Corp., Kite Merger Sub LLC and Kraft Foods Group, Inc. (The “Merger Agreement”)

	For	For	Mgmt

A proposal to approve, by non-binding advisory vote, the compensation that may become payable to Kraft Foods Group, Inc.’s named executive officers in connection with the merger of Kite Merger Sub Corp. with and into Kraft Foods Group, Inc.

	For	For	Mgmt

A proposal to approve one or more adjournments of the special meeting of shareholders of Kraft Foods Group, Inc., if necessary or appropriate, including adjournments to permit further solicitation of proxies in favor of the proposal related to the merger agreement

	For	For	Mgmt
Issuer: Kinder Morgan Energy Partners, LP (Special Meeting of Shareholders) Ticker: KMP CUSSIP: 494550-106 Meeting Date: 11/20/2014 Record Date: 10/20/2014
To approve the KMP merger agreement	For	For	Mgmt
To approve the KMP adjournment proposal	For	For	Mgmt
Issuer: Kinder Morgan, Inc. Ticker: KMI CUSSIP: 49456B-101 Meeting Date: 5/7/2015 Record Date: 3/10/2015
Election of Directors	For, all directors	For, all directors	Mgmt
Approval of Kinder Morgan In 2015 amended and restated stock incentive plan	For	For	Mgmt
Approval of the amended and restated annual incentive plan of Kinder Morgan, Inc.	For	For	Mgmt
Advisory vote to approve executive officer compensation	For	For	Mgmt
Ratify the appointment independent auditors	For	For	Mgmt
Approval of the amended and restated certificate of Incorporation of Kinder Morgan, Inc.	Against	Against	Shldr
Stockholder proposal relating to a report on our company’s response to climate change	Against	Against	Shldr
Stockholder proposal relating to a report on methane emissions	Against	Against	Shldr
Stockholder proposal relating to an annual sustainability report	Against	Against	Shldr
Issuer: Liberty Property Trust Ticker: LPT CUSSIP: 531172-104 Meeting Date: 5/12/2015 Record Date: 3/18/2015
Election of Directors	For, all directors	For, all directors	Mgmt
Advisory vote to approve the compensation of the trust’s named executive officers	For	For	Mgmt
Ratify the appointment independent auditors	For	For	Mgmt
Issuer: Linn Energy, LLC Ticker: LINE CUSSIP: 536020-100 Meeting Date: 4/21/2015 Record Date: 2/23/2015
Election of Directors	For, all directors	For, all directors	Mgmt
Ratify the appointment independent auditors	For	For	Mgmt
Issuer: LTC Properties, Inc. Ticker: LTC CUSSIP: 502175-102 Meeting Date: 6/3/2015 Record Date: 4/17/2015
Election of Directors	For, all directors	For, all directors	Mgmt
Approval of the company’s 2015 equity participation plan	For	For	Mgmt
Ratify the appointment independent auditors	For	For	Mgmt
Advisory vote to approve named executive officer compensation	For	For	Mgmt
Issuer: Magellan Midstream Partners, L.P. Ticker: MMP CUSSIP: 44106M-102 Meeting Date: 4/24/2015 Record Date: 2/23/2015
Election of Directors	For, all directors	For, all directors	Mgmt
Advisory resolution to approve executive compensation	For	For	Mgmt
Ratify the appointment independent auditors	For	For	Mgmt
Issuer: Markwest Energy Partners LP Ticker: MWE CUSSIP: 570759-100 Meeting Date: 6/3/2015 Record Date: 4/6/2015
Election of Directors	For, all directors	For, all directors	Mgmt
Ratify the appointment independent auditors	For	For	Mgmt
Issuer: McDonald’s Corporation Ticker: MCD CUSSIP: 580135-101 Meeting Date: 5/21/2015 Record Date: 3/23/2015
Election of Directors	For, all directors	For, all directors	Mgmt
Advisory vote to approve named executive officer compensation	For	For	Mgmt
Ratify the appointment independent auditors	For	For	Mgmt
Advisory vote on a shareholder proposal requesting the board adopt a policy to prohibit accelerated vesting of performance-based RSU’s in the event of a change in control, if presented	Against	Against	Shldr
Advisory vote on a shareholder proposal requesting ability of shareholders to act by written consent, if presented	Against	Against	Shldr
Advisory vote on a shareholder proposal requesting a proxy access bylaw, if presented	Against	Against	Shldr
Advisory vote on a shareholder proposal requesting an annual congruency analysis of company values and political contributions, if presented	Against	Against	Shldr

Advisory vote on a shareholder proposal requesting that the board have the company be more pro-active in educating the American public on the health and environmental benefits of genetically modified organisms, if presented

	Against	Against	Shldr
Advisory vote on a shareholder proposal requesting that the board publish an annual report providing metrics and key performance indicators on palm oil, if presented	Against	Against	Shldr
Issuer: Merck & Co., Inc. Ticker: MRK CUSSIP: 58933Y-105 Meeting Date: 5/27/20145 Record Date: 3/31/2015
Election of Directors	For, all directors	For, all directors	Mgmt
Advisory vote to approve executive compensation	For	For	Mgmt
Ratify the appointment independent auditors	For	For	Mgmt
Proposal to amend and restate the 2010 incentive stock plan	For	For	Mgmt
Proposal to amend and restate the executive incentive plan	For	For	Mgmt
Shareholder proposal concerning shareholders’ right to act by written consent	Against	Against	Shldr
Shareholder proposal concerning accelerated vesting of equity awards	Against	Against	Shldr
Issuer: Microsoft Corporation Ticker: MSFT CUSSIP: 594918-104 Meeting Date: 12/3/2014 Record Date: 09/30/2014
Election of Directors	For, all directors	For, all directors	Mgmt
Advisory vote on named executive officer compensation	For	For	Mgmt
Ratify the appointment independent auditors	For	For	Mgmt
Shareholder proposal - proxy access for shareholders	Against	Against	Shldr
Issuer: Mondelez Intl, Inc. Ticker: MDLZ CUSSIP: 609207-105 Meeting Date: 5/20/2015 Record Date: 3/11/2015
Election of Directors	For, all directors	For, all directors	Mgmt
Advisory vote to approve executive compensation	For	For	Mgmt
Ratify the appointment independent auditors	For	For	Mgmt
Shareholder proposal: Report on packaging	Against	Against	Shldr
Issuer: National Retail Properties, Inc. Ticker: NNN CUSSIP: 637417-106 Meeting Date: 5/22/2015 Record Date: 3/24/2015
Election of Directors	For, all directors	For, all directors	Mgmt
Advisory vote to approve executive compensation	For	For	Mgmt
Ratify the appointment independent auditors	For	For	Mgmt
Issuer: NextEra Energy, Inc. Ticker: NEE CUSSIP: 65339F-101 Meeting Date: 5/21/2015 Record Date: 3/24/2015
Election of Directors	For, all directors	For, all directors	Mgmt
Ratify the appointment independent auditors	For	For	Mgmt
Approval of non-binding advisory vote, of NextEra Energy’s compensation of its named executive officers as disclosed in the proxy statement	For	For	Mgmt
Approval of amendment to article IV of the restated articles of incorporation (the “charter”) to eliminate supermajority vote requirement for shareholder removal of a director	For	For	Mgmt
Approval of amendment to eliminate article VI of the charter, which includes supermajority vote requirements regarding business combinations with interested shareholders	For	For	Mgmt

Approval of amendment to article VII of the charter to eliminate the supermajority vote requirement, and provide that the vote required is a majority of outstanding shares, for shareholder approval of certain amendments to the charter, any amendments to the bylaws or the adoption of any new bylaws and eliminate an exception to the required vote

	For	For	Mgmt
Approval of amendment to article IV of the charter to eliminate the “for cause” requirement for shareholder removal of a director	For	For	Mgmt
Approval of amendment to article V of the charter to lower the minimum share ownership threshold for shareholders to call a special meeting of shareholders from a majority to 20% of outstanding shares	For	For	Mgmt
Shareholder proposal - Political contribution disclosure - require semiannual report disclosing political contribution policies and expenditures	Against	Against	Shldr
Shareholder proposal - special shareowner meetings - reduce threshold to call a special meeting of shareholders to 10% of outstanding shares	Against	Against	Shldr
Issuer: Omega Healthcare Investors, Inc. (Special Meeting of Shareholders) Ticker: OHI CUSSIP: 681936-100 Meeting Date: 3/27/2015 Record Date: 2/12/2015

To approve the issuance of shares of Omega common stock to the stockholders of Aviv Reit, Inc. (“AVIV”) in connection with the merger contemplated by the agreement and plan of merger, dated as of October 30, 2014 by and among Omega Healthcare Investors, Inc. (“Omega”), OHI Healthcare Properties Holdco, Inc., OHI (see Proxy statement for full proposal)

	For	For	Mgmt

To amend Omega’s articles of amendment and restatement to increase the number of authorized shares of Omega Capital stock from 220,000,000 to 370,000,000 and the number of authorized shares of Omega common stock from 200,000,000 to 350,000,000

	For	For	Mgmt
To amend Omega’s articles of amendment and restatement to declassify Omega’s board of directors and provide that directors shall be elected for one-year terms	For	For	Mgmt
To amend the Omega’s articles of amendment and restatement to remove the supermajority voting requirement (80%) for future amendments relating to the terms of directors	For	For	Mgmt

To adjourn the Omega special meeting to a later date or dates, if necessary, to solicit additional proxies if there are not sufficient votes for the proposals to issue Omega common stock in connection with the merger and the charter amendment to increase the number of authorized shares of Omega common stock

	For	For	Mgmt
Issuer: Omega Healthcare Investors, Inc. Ticker: OHI CUSSIP: 681936-100 Meeting Date: 7/17/2015 Record Date: 5/15/2015
Election of Directors	For, all directors	For, all directors	Mgmt
Ratify the appointment independent auditors	For	For	Mgmt
Approval of an amendment to Omega Healthcare Investors Inc.’s board of directors and provide that directors shall be elected for one- year terms	For	For	Mgmt
Approval, on an advisory basis of executive compensation	For	For	Mgmt
Issuer: One Gas, Inc. Ticker: OGS CUSSIP: 68235P-108 Meeting Date: 5/21/2015 Record Date: 3/23/2015
Election of Directors	For, all directors	For, all directors	Mgmt
Ratify the appointment independent auditors	For	For	Mgmt
Approval of the material terms of the performance goals for our equity compensation plan for purposes of internal revenue code section162(m)	For	For	Mgmt
An advisory vote to approve the company’s executive compensation	For	For	Mgmt
Advisory vote to approve the frequency of advisory votes on the company’s executive compensation	1 year	1 year	Mgmt
Issuer: Oneok, Inc. Ticker: OKE CUSSIP: 682680-103 Meeting Date: 5/20/2015 Record Date: 3/23/2015
Election of Directors	For, all directors	For, all directors	Mgmt
Ratify the appointment independent auditors	For	For	Mgmt
An advisory vote to approve the company’s executive compensation	For	For	Mgmt
Issuer: Pepco Holdings, Inc. (2014 Special Meeting of Shareholders) Ticker: POM CUSSIP: 713291-102 Meeting Date: 9/23/2014 Record Date: 8/11/2014

To adopt the agreement and plan of merger, dated as of April 29, 2014, as amended and restated by the amended and restated agreement and plan of merger dated as of July 18, 2014 (the “Merger Agreement”), among Pepco Holdings, Inc., a Delaware corporation (“PHI”), Exelon Corporation, a Pennsylvania corporation & Purple Acquisition corp., a Delaware corporation and an indirect, wholly-owned subsidiary of Exelon Corporation, whereby Purple Acquisition corp. will be merged with and into PHI, with PHI being the surviving corporation (“The Merger”)

	For	For	Mgmt
To approve, on a non-binding advisory basis, the compensation that may be paid or become payable to the named executive officers of PHI in connection with the completion of the merger	For	For	Mgmt

To approve an adjournment of the special meeting, if necessary or appropriate, to solicit additional proxies if there are not sufficient votes at that time to approve the proposal to adopt the merger agreement

	For	For	Mgmt
Issuer: Pfizer Inc. Ticker: PFE CUSSIP: 717081-103 Meeting Date: 4/23/2015 Record Date: 2/25/2015
Election of Directors	For, all directors	For, all directors	Mgmt
Ratify the appointment independent auditors	For	For	Mgmt
Advisory vote to approve executive compensation	For	For	Mgmt
Shareholder proposal regarding report on lobbying activities	Against	Against	Shldr
Issuer: Piedmont Natural Gas Company Inc. Ticker: PDM CUSSIP: 72016-105 Meeting Date: 3/5/2015 Record Date: 1/2/2015
Election of Directors	For, all directors	For, all directors	Mgmt
Ratify the appointment independent auditors	For	For	Mgmt
Advisory vote to approve executive compensation	For	For	Mgmt
Issuer: Pitney Bowes Inc. Ticker: PBI CUSSIP: 724479-100 Meeting Date: 5/11/2015 Record Date: 3/13/2015
Election of Directors	For, all directors	For, all directors	Mgmt
Ratify the appointment independent auditors	For	For	Mgmt
Advisory vote to approve executive compensation	For	For	Mgmt
Issuer: PPL Corporation Ticker: PPL CUSSIP: 69351T-106 Meeting Date: 5/21/2014 Record Date: 2/28/2014
Election of Directors	For, all directors	For, all directors	Mgmt
Amendment of the Company’s articles of incorporation to permit shareowners to call special meetings	For	For	Mgmt
Advisory vote to approve named executive officer compensation	For	For	Mgmt
Ratify the appointment independent auditors	For	For	Mgmt
Shareowner proposal: request for political spending report	Against	Against	Shldr
Shareowner proposal: Proxy access	Against	Against	Shldr
Shareowner proposal: Independent Board Chairman	Against	Against	Shldr
Shareowner proposal: Climate change and greenhouse gas reduction	Against	Against	Shldr
Issuer: Public Service Enterprise Group Inc. Ticker: PEG CUSSIP: 744573-106 Meeting Date: 4/21/2015 Record Date: 2/20/2015
Election of Directors	For, all directors	For, all directors	Mgmt
Advisory vote to approve named executive officer compensation	For	For	Mgmt
Ratify the appointment independent auditors	For	For	Mgmt
Issuer: Realty Income Corporation Ticker: O CUSSIP: 756109-104 Meeting Date: 5/12/2015 Record Date: 3/5/2015
Election of Directors	For, all directors	For, all directors	Mgmt
Ratify the appointment independent auditors	For	For	Mgmt
To approve the advisory resolution approving executive compensation	For	For	Mgmt
Issuer: Redwood Trust, Inc. Ticker: RWT CUSSIP: 758075-402 Meeting Date: 5/19/2015 Record Date: 3/25/2015
Election of Directors	For, all directors	For, all directors	Mgmt
Ratify the appointment independent auditors	For	For	Mgmt
To approve the advisory resolution approving executive compensation	For	For	Mgmt
Issuer: Regency Energy Partners (2015 Special Meeting of Shareholders) Ticker: RGP CUSSIP: 75885Y-107 Meeting Date: 4/28/2015 Record Date: 3/24/2015

To consider and vote on a proposal to adopt the agreement and plan of merger, dated as of January 25, 2015, as amended by amendment No. 1 thereto, dated as of February 18, 2015, by and among Energy Transfer Partners, LP, Energy Transfer Partners GP, LP, The General Partner of ETP, Rendezvous I LLC, (see proxy for full proposal)

	For	For	Mgmt

To consider and vote on a proposal to approve the adjournment of the Special Meeting, if necessary to solicit additional proxies if there are not sufficient votes to adopt the merger agreement at the time of the special meeting

	For	For	Mgmt
To consider and vote on a proposal to approve, on an advisory (non-binding) basis, the payments that will or may be paid by regency to its named executive officers in connection with the merger	For	For	Mgmt
Issuer: Royal Dutch Shell PLC Ticker: RDS/A CUSSIP: 780259-206 Meeting Date: 5/7/2015 Record Date: 4/9/2015
Receipt of annual report and accounts	For	For	Mgmt
Approval of Directors’ remuneration report	For	For	Mgmt
Election of Directors	For, all directors	For, all directors	Mgmt
Ratify the appointment independent auditors	For	For	Mgmt
Remuneration of auditors	For	For	Mgmt
Authority to allot shares	For	For	Mgmt
Disapplication of pre-emption rights	For	For	Mgmt
Authority to purchase own shares	For	For	Mgmt
Authority for scrip dividend scheme	For	For	Mgmt
Authority for certain donations and expenditure	For	For	Mgmt
Shareholder resolution	For	For	Shldr
Issuer: Sabra Health Care Reit, Inc. Ticker: SBRA CUSSIP: 78573L-106 Meeting Date: 6/17/2015 Record Date: 4/20/2015
Election of Directors	For, all directors	For, all directors	Mgmt
Ratify the appointment of independent auditors	For	For	Mgmt
Approval, on an advisory basis, of executive director compensation	For	For	Mgmt
Issuer: Scana Corporation Ticker: SCG CUSSIP: 80589M-102 Meeting Date: 4/30/2015 Record Date: 3/3/2015
Election of Directors	For, all directors	For, all directors	Mgmt
Approval of a long-term equity compensation plan	For	For	Mgmt
Ratify the appointment independent auditors	For	For	Mgmt
Approval of Board proposed amendments to article 8 of our articles of incorporation to declassify the Board of Directors and provide for the annual election of all directors	For	For	Mgmt
Issuer: Seadrill Limited Ticker: SDRL CUSSIP: G7945E-105 Meeting Date: 9/19/2015 Record Date: 7/18/2014
Election of Directors	For, all directors	For, all directors	Mgmt
Ratify the appointment of independent auditors	For	For	Mgmt
To approve the remuneration of the company’s Board of Directors of a total amount of fees not to exceed US $1,500,000 for the year ended December 31, 2014	For	For	Mgmt
Issuer: Senior Housing Properties Trust Ticker: SNH CUSSIP: 81721M-109 Meeting Date: 5/19/2015 Record Date: 1/21/2015
Election of Directors	For, all directors	For, all directors	Mgmt
Advisory vote to approve named executive officer compensation	For	For	Mgmt
Ratify the appointment of independent auditors	For	For	Mgmt
Issuer: Silver Wheaton Corp. Ticker: SLW CUSSIP: 828336-107 Meeting Date: 5/21/2015 Record Date: 4/27/2015
Election of Directors	For, all directors	For, all directors	Mgmt
Ratify the appointment independent auditors	For	For	Mgmt
The approval, by non-binding vote, of executive compensation	For	For	Mgmt
Issuer: Spectra Energy Corp Ticker: SE CUSSIP: 847560-109 Meeting Date: 4/28/2015 Record Date: 3/2/2015
Election of Directors	For, all directors	For, all directors	Mgmt
Ratify the appointment independent auditors	For	For	Mgmt
The approval, by non-binding vote, of executive compensation	For	For	Mgmt
Shareholder proposal concerning disclosure of political contributions	Against	Against	Shldr
Shareholder proposal concerning disclosure of lobbying activities	Against	Against	Shldr
Issuer: STAG Industrial, Inc. Ticker: STAG CUSSIP: 85254J-102 Meeting Date: 5/4/2015 Record Date: 3/6/2015
Election of Directors	For, all directors	For, all directors	Mgmt
Ratify the appointment independent auditors	For	For	Mgmt
The approval, by non-binding vote, of executive compensation	For	For	Mgmt
Issuer: Suburban Propane Partners, L.P. Ticker: SPH CUSSIP: 864482-104 Meeting Date: 5/13/2015 Record Date: 3/16/2015
Election of Directors	For, all directors	For, all directors	Mgmt
Ratify the appointment independent auditors	For	For	Mgmt
Approval of an amendment to the 2009 restricted unit plan increasing by an additional 1,200,000 common units the number of common units authorized for awards under the plan	For	For	Mgmt
To Approve, by non-binding vote, executive compensation	For	For	Mgmt
Issuer: Sun Communities, Inc. Ticker: SUI CUSSIP: 866674-104 Meeting Date: 7/20/2015 Record Date: 4/22/2015
Election of Directors	For, all directors	For, all directors	Mgmt
Ratify the appointment independent auditors	For	For	Mgmt
To Approve, by non-binding vote, executive compensation	For	For	Mgmt
Approval of our 2015 equity incentive plan	For	For	Mgmt
Approval of an amendment to our articles of incorporation to increase the number of authorized shares of our common stock and preferred stock	For	For	Mgmt
Issuer: The Southern Company Ticker: SO CUSSIP: 842587-107 Meeting Date: 5/27/2015 Record Date: 3/30/2015
Election of Directors	For, all directors	For, all directors	Mgmt
Approval of the outside directors stock plan	For	For	Mgmt
Approval of an amendment to the by-laws related to the ability of stockholders to act by written consent to amend the by-laws	For	For	Mgmt
Advisory vote to approve named executive officers’ compensation	For	For	Mgmt
Ratify the appointment independent auditors	For	For	Mgmt
Stockholder proposal on proxy access	Against	Against	Shldr
Stockholder proposal on greenhouse gas emissions reduction goals	Against	Against	Shldr
Issuer: Unilever PLC Ticker: UL CUSSIP: 904767-704 Meeting Date: 5/22/2015 Record Date: 3/24/2015
To receive the report and accounts for the year ended 31 December 2014 together with the directors’ report, the auditor’s report and the strategic report	For	For	Mgmt
To approve the Directors’ remuneration policy	For	For	Mgmt
Election of Directors	For, all directors	For, all directors	Mgmt
Ratify the appointment of independent auditors	For	For	Mgmt
To authorize the Directors to fix the remuneration of the auditors	For	For	Mgmt
Director’s authority to issue shares	For	For	Mgmt
Dis-application pre-emption rights	For	For	Mgmt
Company’s authority to purchase its own shares	For	For	Mgmt
Political donations and expenditure	For	For	Mgmt
Notice period for general meetings	For	For	Mgmt
Issuer: Ventas Inc. Ticker: VTR CUSSIP: 92276F-100 Meeting Date: 5/14/2015 Record Date: 3/18/2015
Election of Directors	For, all directors	For, all directors	Mgmt
Ratify the appointment of independent auditors	For	For	Mgmt
Advisory vote to approve executive compensation	For	For	Mgmt
Issuer: Wells Fargo & Company Ticker: WFC CUSSIP: 949746-101 Meeting Date: 4/28/2015 Record Date: 3/3/2015
Election of Directors	For, all directors	For, all directors	Mgmt
Advisory vote to approve executive compensation	For	For	Mgmt
Ratify the appointment of independent auditors	For	For	Mgmt
Adopt a policy to require an independent chairman	Against	Against	Shldr
Provide a report on the company’s lobbying policies and practices	Against	Against	Shldr
Issuer: Williams Partners L.P. (Consent Solicitation of Shareholders) Ticker: WPZ CUSSIP: 96950F-104 Meeting Date: 1/28/2015 Record Date: 11/28/2014

To approve and adopt the agreement and plan of merger dated as of October 24, 2014 (the “merger agreement”), by and among access midstream partners, LP , Access Midstream Partners GP, LLC, VHMS, LLV (“merger sub”), Williams Partners, and Williams Partners, GP LLC (The “WPZ General Partner”)

	None	For	Mgmt
Issuer: Wisconsin Energy Corporation (Special Meeting of Shareholders) Ticker: WEC CUSSIP: 976657-106 Meeting Date: 11/21/2014 Record Date: 10/13/2014

Proposal to approve the issuance of common stock of Wisconsin Energy Corporation as contemplated by the agreement and plan of merger by and among Wisconsin Energy Corporation and Integry’s Energy Group, Inc., dated June 22, 2014, as it may be amended from time to time

	For	For	Mgmt
Proposal to approve an amendment to Wisconsin Energy Corporation’s restated articles of incorporation to change the name of Wisconsin Energy Corporation to WEC Energy Group, Inc.	For	For	Mgmt

Proposal to adjourn the special meeting, if necessary or appropriate, to permit further solicitation of proxies in the event that there are not sufficient votes at the time of the special meeting to approve the issuance of common stock in proposal 1

	For	For	Mgmt
Issuer: Wisconsin Energy Corporation Ticker: WEC CUSSIP: 976657-106 Meeting Date: 5/7/2015 Record Date: 2/26/2015
Election of Directors	For, all directors	For, all directors	Mgmt
Ratify the appointment of independent auditors	For	For	Mgmt
Advisory vote to approve executive compensation	For	For	Mgmt
Issuer: Xcel Energy Inc. Ticker: XEL CUSSIP: 98389B-100 Meeting Date: 5/20/2015 Record Date: 3/24/2015
Election of Directors	For, all directors	For, all directors	Mgmt
Advisory vote to approve executive compensation	For	For	Mgmt
Company proposal to approve the Xcel Energy Inc. 2015 omnibus incentive plan	For	For	Mgmt
Ratify the appointment of independent auditors	For	For	Mgmt
Shareholder Proposal on the separation of the roles of the Chairman and Chief Executive Officer	Against	Against	Shldr

Pursuant to the requirements of the Investment Company Act of 1940, the registrant duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized

KAVILCO INCORPORATED

By /s/ Louis L Jones, Sr.

____

Louis L. Jones, Sr., President

Date: August 4, 2015